NOTE 28. FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
NOTE 28. FINANCIAL RISK MANAGEMENT

NOTE 28. FINANCIAL RISK MANAGEMENT

(a)       Financial risk management objectives

The Group is exposed to financial risk through the normal course of their business operations. The key risks impacting the Group's financial instruments are considered to be interest rate risk, foreign currency risk, liquidity risk, credit risk and capital risk. The Group's financial instruments exposed to these risks are cash and short term deposits, receivables, trade payables and borrowings.

The Group's chief executive officer for operations is Xiaodong Zhang, who monitors the Group's risks on an ongoing basis and report to the Board.

(b)       Interest rate risk management

The Group is exposed to interest rate risk (primarily on its cash and bank balances, amount due to ultimate holding company, and borrowings), which is the risk that a financial instrument's value will fluctuate as a result of changes in the market interest rates on interest-bearing financial instruments.

The Group has adopted a policy of ensuring it maintains adequate cash and cash equivalents balances available at call. These accounts currently earn low interests.

The sensitivity analyses below have been determined based on the exposure to interest rates at the reporting date and the stipulated change taking place at the beginning of the financial year and held constant throughout the reporting period. A 50 basis point increase or decrease represents management's assessment of the possible change in interest rates.

At reporting date, if interest rates had increased/decreased by 50 basis points from the weighted average effective rate for the year, with other variables constant, the profit for the year would have been A$1,019 lower (2020: A$9,130 lower) / A$1,019 higher (2020: A$9,130 higher).

The following table summarizes interest rate risk for the Group, together with effective interest rates as at the reporting date.

	Weighted average effective interest rate	Floating interest rate A$	Non-interest bearing A$	Total A$
2021
Financial Assets
Cash and cash equivalents	0.18%	203,857	70,910	274,767
Trade and other receivables		-	486,121	486,121
Other assets		-	13,465,831	13,465,831
Total Financial Assets		203,857	14,022,862	14,226,719

Financial Liabilities
Trade and other payables	8%	-	2,424,717	2,424,717
Amounts due to related companies		-	247,406	247,406
Lease liability	2.5%	-	1,829,499	1,829,499
Convertible promissory notes	10%	4,311,416	-	4,311,416
Total Financial Liabilities		4,311,416	4,501,622	8,813,038

2020
Financial Assets
Cash and cash equivalents	0.39%	2,037,502	156,582	2,194,084
Trade and other receivables		-	1,164,605	1,164,605
Other assets		-	2,089,897	2,089,897
Total Financial Assets		2,037,502	3,411,084	5,448,586

Financial Liabilities
Trade and other payables	8%	211,567	2,747,074	2,958,641
Trade deposits received		-	630,523	630,523
Amounts due to related companies		-	237,674	237,674
Amount due to ultimate holding company		-	532,718	532,718
Convertible promissory notes	10%	2,196,049	-	2,196,049
Total Financial Liabilities		2,407,616	4,147,989	6,555,605

NOTE 28. FINANCIAL RISK MANAGEMENT (Continued)

(c)       Foreign currency risk

The Group has net assets denominated in certain foreign currencies as at December 31, 2021. Foreign currency denominated financial assets and liabilities which expose the Group to currency risk are disclosed below. The amounts are those reported to key management translated into AUD at the following closing rates, HK$0.17658, US$1.3769 and RMB1.22518:

	Short term exposure			Long term exposure
	HK$	US$	RMB	HK$	US$	RMB

December 31, 2021
Financial assets
- Cash and cash equivalents	70,053	187,400	13,295	-	-	-
- Trade and other receivables	3,279	457,798	21,851	-	-	-
- Other assets	63,841	13,323,142	78,576	-	-	-
Financial liabilities
- Trade and other liabilities	(712,801)	(1,142,816)	(125,876)	-	-	-
- Amounts due to related companies	-	(247,406)	-	-	-	-
- Convertible promissory notes	(2,512,137)	(1,799,278)	-	-	-	-
- Derivates on financial statements	(1,220,904)	(1,100,099)	-	-	-	-
Total exposure	(4,308,669)	9,678,741	(12,154)	-	-	-

	Short term exposure			Long term exposure
	HK$	US$	RMB	HK$	US$	RMB

December 31, 2020
Financial assets
- Cash and cash equivalents	156,753	2,029,569	65	-	-	-
- Trade and other receivables	864,845	298,071	-	-	-	-
- Other assets	774,532	1,315,236	129	-	-	-
Financial liabilities
- Trade and other liabilities	(1,219,242)	(1,905,180)	-	-	-	-
- Amounts due to related companies	(4,592)	(233,082)	-	-	-	-
- Amount due to ultimate holding company	(532,718)	-	-	-	-	-
- Convertible promissory notes	-	-	-	(981,459)	(1,214,590)	-
- Derivates on financial statements	-	-	-	(438,286)	(1,040,254)	-
Total exposure	39,578	1,504,614	194	(1,419,745)	(2,254,844)	-

NOTE 28. FINANCIAL RISK MANAGEMENT (Continued)

The following table illustrates the sensitivity of loss and equity in regard to the Group's financial assets and financial liabilities and the HK$/AUD exchange rate, US$/AUD exchange rate and RMB/AUD exchange rate and assure "all other things being equal'. It assumes a +/- 5% change of the AUD/HK$ exchange rate for the year ended at December 31, 2021 (2020: 5%). A +/- 5% change is considered for the AUD/US$ exchange rate (2020: 5%). A +/- 10% change is considered for the AUD/RMB exchange rate (2020: 10%). These percentages have been determined based on the average market volatility in exchange rates in the previous twelve (12) months. The sensitivity analysis is based on the Group's foreign currency financial instruments held at each reporting date and also takes into account forward exchange contracts that offset effects from changes in currency exchange rates.

If the AUD had strengthened against the HK$ by 5% (2020: 5%), the US$ by 5% (2020: 5%) and the RMB by 10% (2020: 10%) respectively then this would have had the following impact:

	Loss for the year				Equity
	HK$	US$	RMB	Total	HK$	US$	RMB	Total
December 31, 2021	215,433	(483,937)	1,215	(267,289)	215,433	(483,937)	1,215	(267,289)
December 31, 2020	69,008	37,512	(19)	106,501	69,008	37,512	(19)	106,501

If the AUD had weakened against the HK$ by 5% (2020: 5%), the US$ by 5% (2020: 5%) and the RMB by 10% (2020: 10%) respectively then this would have had the following impact:

	Loss for the year				Equity
	HK$	US$	RMB	Total	HK$	US$	RMB	Total
December 31, 2021	(215,433)	483,937	(1,215)	267,289	(215,433)	483,937	(1,215)	267,289
December 31, 2020	(69,008)	(37,512)	19	(106,501)	(69,008)	(37,512)	19	(106,501)

Exposures to foreign exchange rates vary during the year depending on the volume of overseas transactions. Nonetheless, the analysis above is considered to be representative of the Group's exposure to currency risk.

NOTE 28. FINANCIAL RISK MANAGEMENT (Continued)

(d)       Liquidity risk management

Prudent liquidity risk management implies maintaining sufficient cash and term deposits, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. The Group manages liquidity risk by continuously monitoring forecast and actual cash flows and matching the maturity profiles of financial assets and liabilities.

The following tables detail the Group's remaining contractual maturity for its non-derivative financial liabilities based on the agreed repayment terms or the earliest date on which the Group can be required to pay. The table has been drawn up based on the undiscounted cash flows of financial liabilities and include both interest and principal cash flows.

2021		Total
		contractual	0 - 30 days
	Carrying	undiscounted	or on	31 - 90	91 - 365	Over
	amount	cash flow	demand	days	Days	1 year
	A$	A$	A$	A$	A$	A$

Trade and other liabilities	2,424,717	2,424,717	2,424,717	-	-	-
Amounts due to related companies	247,406	247,406	247,406	-	-	-
Lease liability	1,829,499	1,829,499	-	-	425,567	1,403,932
Convertible promissory notes	4,311,416	4,311,416	4,311,416	-	-	-
	8,813,038	8,813,038	6,983,539	-	425,567	1,403,932

2020		Total
		contractual	0 - 30 days
	Carrying	undiscounted	or on	31 - 90	91 -365	Over
	amount	cash flow	demand	days	Days	1 year
	A$	A$	A$	A$	A$	A$

Trade and other liabilities	2,958,911	2,958,911	2,958,911	-	-	-
Trade deposits received	630,523	630,523	630,523	-	-	-
Amounts due to related companies	237,674	237,674	-	-	-	237,674
Amount due to ultimate holding company	532,718	532,718	532,718	-	-	-
Convertible promissory notes	2,196,049	2,448,048	21,402	61,447	169,150	2,196,049
	6,555,875	6,807,874	4,143,554	61,447	169,150	2,433,723

NOTE 28. FINANCIAL RISK MANAGEMENT (Continued)

(e)       Credit risk

Credit risk refers to the risk that a counter-party will default on its contractual obligations resulting in a financial loss to the Group. The Group's potential concentration of credit risk consists mainly of cash deposits with banks and trade receivables with its customers. The Group's short term cash surpluses are placed with banks that have investment grade ratings. The Group considers the credit standing of counterparties and customers when making deposits and sales, respectively, to manage the credit risk. The Group does not have any material credit risk exposure to any single debtor or group of debtors under financial instruments entered into by the Group. Considering the nature of the business at current, the Group believes that the credit risk is not material to the Group's operations.

The maximum exposure to credit risk, excluding the value of any collateral or other security, at the end of the reporting period, to financial assets, is represented by the carrying amount of cash and bank balances, trade and other receivables, net of any provisions for doubtful debts, as disclosed in the consolidated statement of financial positions and notes to the consolidated financial statements.

(f)       Fair value of financial instruments

The following liability is recognized and measured at fair value on a recurring basis:

- Derivative financial instruments

Fair value hierarchy

All assets and liabilities for which fair value is measured or disclosed are categorized according to the fair value hierarchy as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3: Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Recognized fair value measurements

The following table sets out the Group's assets and liabilities that are measured at fair value in the consolidated financial statements.

Level 2
A$
Derivative financial instruments
December 31, 2021	2,321,003
December 31, 2020	1,478,540

The Group does not have any assets and liabilities that qualify for the level 1 category. There were no transfers between level 1, 2 and 3 during the year.

An instrument is included in level 2 if the financial instrument is not traded in an active market and if the fair value is determined by using valuation techniques based on the maximum use of observable market data for all significant inputs. For the derivatives, the Group uses the estimated fair value of financial instruments determined by using available market information and appropriate valuation methods, including relevant credit risks. The estimated fair value approximates to the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Specific valuation techniques used to value financial instruments include:

• quoted market prices or dealer quotes for similar instruments; and

• binomial options pricing models.

NOTE 28. FINANCIAL RISK MANAGEMENT (Continued)

The reconciliation of the opening and closing fair value balance of level 2 financial instruments is provided below:

Put Option A$
At January 1, 2021	-
Issuance of derivatives at fair value	1,478,540
Gain included in profit or loss on change in fair value	842,463
At December 31, 2021	2,321,003

Disclosed fair values

The Group also has assets and liabilities which are not measured at fair values, but for which fair values are disclosed in the notes to the consolidated financial statements.

Due to their short term nature, the carrying amounts of trade receivables (refer to Note 12) and payables (refer to Note 17) are assumed to approximate their fair values because the impact of discounting is not significant.

(g)       Capital management risk

The Group's objective when managing capital are to safeguard the Group's ability to continue as a going concern and to maintain a strong capital base sufficient to maintain future development of its business. In order to maintain or adjust the capital structure, the Group may return capital to shareholders, issue new shares or sell assets to reduce debts. The Group's focus has been to raise sufficient funds through equity to fund its business activities.

There were no changes to the Group's approach to capital management during the year. Risk management policies and procedures are established with regular monitoring and reporting.

Neither the Company nor any of its subsidiaries are subject to externally imposed capital requirements.

The capital structure of the Group consists of equity attributable to equity holders of the parent, comprising issued capital, reserves and accumulated loss or retained earnings as disclosed in Notes 25 and 26 respectively.